Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SAFEs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	$ 0	$ 122,588
Additions		37,379
Exercise or conversion		(184,182)
Measurement adjustments		24,215
Balance-end of year		0
Warrants | 2017 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	1,035	808
Additions	0	0
Exercise or conversion	(13,714)	0
Measurement adjustments	12,679	227
Balance-end of year	0	1,035
Warrants | 2018 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	87	58
Additions	0	0
Exercise or conversion	(1,700)	0
Measurement adjustments	1,613	29
Balance-end of year	0	87
Warrants | 2020 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance-beginning of year	0
Additions	1,728
Exercise or conversion	(14,698)
Measurement adjustments	12,970
Balance-end of year	$ 0	$ 0